Income tax expenses- General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014	Mar. 31, 2012
Composition of income tax expenses
Current income tax expense		¥ 13,495	¥ 7,223	¥ 4,757
Deferred taxation	$ 41	281	1,226	1,659
Income tax expenses	$ 2,002	¥ 13,776	¥ 8,449	¥ 6,416
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Undistributed earnings intended to be invested indefinitely in the PRC		¥ 28,200
Adjustment
Composition of income tax expenses
Income tax expenses		¥ 720
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Alibaba China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%	15.00%
Alibaba China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				10.00%
Taobao China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)			15.00%	15.00%
Taobao China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				10.00%
Tmall China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%	12.50%	12.50%	12.50%
Tmall China | PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax						2 years
Reduction in preferential tax rate during subsequent three years (as a percent)						50.00%
Period of 50% reduction to income tax rate						3 years